Note 5 - Stockholders Deficit	12 Months Ended
Dec. 31, 2011
Stockholders' Equity, Policy [Policy Text Block]
Note 5 – Stockholders’ Deficit

Authorized Capital

On September 9, 2010, the Board authorized the increase of the Company’s authorized Common Stock from seventy five million (75,000,000) to two hundred million (200,000,000) shares.

On September 17, 2010, the Board authorized the creation of a common stock incentive plan (the “2010 Stock Incentive Plan”) for our management and consultants. The Company registered twenty five million (25,000,000) shares of its common stock pursuant to the 2010 Stock Incentive Plan on Form S-8 filed with the Commission on September 27, 2010. As of September 30, 2011, no options have been granted under the plan.

On June 3, 2011 the Company filed a certificate of amendment to the Company’s Articles of Incorporation with the Secretary of State of Nevada to increase the Company’s authorized capital stock to 500,000,000 shares, par value $0.001 per share, including (i) 480,000,000 shares of common stock, par value $0.001 per share and (ii) 20,000,000 shares of preferred stock, par value $0.001 per share. The effective date of the Amendment is June 1, 2011.

On October 17 2011 the Company filed a certificate of amendment to the Company’s Articles of Incorporation with the Secretary of State of Nevada to change the par value of its 20,000,000 shares of preferred stock from a par value of $0.001 per share to $0.002 per share. Additionally, the preferred stock has both conversion rights to common stock and voting rights at a ratio of 20 to 1.

Preferred Stock

On October 23, 2011, the Company issued 2,500,000 shares of its preferred stock to certain shareholders of Rogue Paper, Inc. (“Rouge”) in exchange for 51% of the issued and outstanding common stock of Rogue. (See Note 8 – Acquisition).

On November 2, 2011, the Company issued 4,285,714 shares of its preferred stock to Mr. Aladesuyi in conversion of $600,000 of accrued compensation due him.  (see Note 4 – Related Parties).

On November 2, 2011, the Company issued 1,428,572 shares of its preferred stock to Mr. Aladesuyi as payment of an initial license fee.  (see Note 4 – Related Parties).

On November 2, 2011, the Company issued 1,375,000 shares of its preferred stock to Mr. Russo in conversion of $125,000 of accrued compensation due him.  (see Note 4 – Related Parties).

On December 8, 2011, the Company issued 462,500 shares of its preferred stock to Mr. Sherali in conversion of a note payable.  (see Note 4 – Related Parties).

During the year ended December 31, 2011, the Company issued 37,500 shares of preferred stock in a private placement for a total of $5,000 ($0133 per share).

During the year ended December 31, 2011, the Company issued 424,527 shares of preferred stock to a consultant for services, at an average price of $0.106 per share based on the fair value of the services provided.

Common Stock Issued for Cash

During the year ended December 31, 2010, the Company issued 46,515,149 shares of common stock in private placements for a total of $656,125 ($0.014 per share).

During the yearended December 31, 2011, the Company issued 16,888,527 shares of common stock in private placements for a total of $186,200 ($0.011 per share).

Common Stock Issued in Conversion of Debt

During the year ended December 31, 2010, the Company issued 8,500,000 shares of common stock in the conversion of $85,000 of notes payable to related parties (see Note 4 – Related Parties) and 13,584,383 shares of common stock in the conversion of $157,093 of notes payable to unrelated parties(see Note 3 – Loans Payable).

During the year ended December 31, 2011, the Company issued 13,005,556 shares of common stock in the conversion of $137,500 of notes payable to related parties (see Note 4 – Related Parties) and 101,114,668 shares of common stock in the conversion of $394,619 of notes payable to unrelated parties(see Note 3 – Loans Payable).

Stock Issued for Services

Prior to the Share Exchange on April 2, 2010, the Company issued 4,000,000 shares of common stock for services, at par value of $0.01 per share, to Kayode Aladesuyi, the Company’s Chief Executive Officer, President and a Director of the Company, during the year ended December 31, 2010 (see Note 4 – Related Parties).  These values were based on the fair value of services rendered as the Company was not a publicly traded company and there was no established market for its shares.

The Company’s Board of Directors unanimously agreed to grant two million shares to Mr. Kayode Aladesuyi, the Company’s Chief Executive Officer and Chairman, under the 2010 Stock Incentive Plan dated September 17, 2010, in lieu of unpaid salary of $87,500 out of an accrued aggregate of $175,000.  Such shares of common stock were to be issued from the shares registered under a registration statement on Form S-8 filed September 27, 2010 representing the 2010 Stock Incentive Plan.  Mr. Aladesuyi declined the acceptance of the shares and, accordingly, the issuance was cancelled.

During the year ended December 31, 2010, the Company issued 7,700,000 shares to unrelated parties for services, at an average price of $0.02 per share based on the market value of the shares at the time of issuance.  1,500,000 of these shares were issued under the 2010 Stock Incentive Plan dated September 17, 2010.

During the year months ended December 31, 2011, the Company converted $230,000 of accrued salaries due to Mr. Aladesuyi to common stock and issued 32,857,143 shares to Mr. Aladesuyi, at a price of $0.007 per share based on the market value of the shares at the time of issuance. (see Note 4 – Related Parties).

During the year ended December 31, 2011, the Company issued 357,143 shares to an unrelated party for conversion of an outstanding accounts payable of $2,500, at a price of $0.007 per share based on the market value of the shares at the time of issuance.

During the year ended December 31, 2011, the Company issued 14,718,666 shares to unrelated parties for services, at an average price of $0.020 per share based on the market value of the shares at the time of issuance.

In-Kind Contribution of Services

During the years ended December 31, 2011 and 2010, officers and directors of the Company contributed services having a fair market value of $0 and $347,846, respectively (see Note 4 – Related Parties).

Acquisition of Noncontrolling Interest in EarthSearch Communications

On December 31, 2010, the Company issued 439,024 shares of its common stock to a noncontrolling shareholder of its subsidiary, EarthSearch Communications International, Inc. (“EarthSearch”), for 1,800,000 shares of EarthSearch’s common stock. The shares were valued at the market price of $0.006 at December 31, 2010 and resulted in a loss on the acquisition of $55,849 as follows:

Value of shares issued in exchange (439,024 shares at $0.006 per share)	$2,634
Fair value of non-controlling interest acquired	(53,215)

Loss on acquisition of non-controlling interest	$55,849

The Company owns 94.66% of EarthSearch as of December 31, 2010 and 2011.